Summary of Significant Accounting Policies (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").
Risks and Uncertainties
Risks and Uncertainties
The Plan utilizes various investment instruments. Investment securities, in general, are exposed to various risks such as geopolitical or macroeconomic conditions including from multiple major wars and global conflicts, social unrest, tariffs or changes in trade policies, slower GDP growth or recession, lower interest rates, capital markets volatility and inflation. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.
The Plan participates in the Marsh & McLennan Companies Master Retirement Savings Trust (the "Master Trust"). The Master Trust's investments at December 31, 2025 and 2024 include shares of the Company's common stock amounting to $569,666,803 and $722,475,231, respectively. This investment represents approximately 13% and 18% of the commingled investments held by the Master Trust at December 31, 2025 and 2024, respectively. A significant decline in the market value of the Company's common stock would significantly affect the Plan's net assets available for benefits.

Use of Estimates
Use of Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of short-term investment funds composed of high-grade money market instruments with maturities less than 90 days.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan, along with the Marsh & McLennan Agency 401(k) Savings & Investment Plan ("MMA Plan"), participates in the Master Trust. The Master Trust holds investments in which the Plan owns a divided interest for the exclusive benefit of the Plan. These investments totaled $4,254,272,029 and $3,825,125,899 at December 31, 2025 and 2024 and are presented as Plan identified investments held by the Master Trust at fair value in the statements of net assets available for benefits. The Master Trust also holds certain investments in commingled funds in which the Plan and the MMA Plan are deemed to have an undivided interest in the investments in which they participate.
Plan identified investments held by the master trust at fair value
The investments held for the exclusive benefit of the Plan include mutual funds and common collective trusts. These investments are stated at fair value and are disclosed in Note 4, Fair Value Measurements. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The shares of mutual funds are reflected in the accompanying statements of net assets available for benefits at quoted market prices. Shares of common collective trusts are valued at the net asset value ("NAV") of shares held by the Plan at year-end based upon the quoted market prices of the underlying investments. NAV is used as a practical expedient for estimating fair value of common collective trusts, as permitted by applicable accounting guidance.
Commingled investments held by master trust
The Master Trust also includes the Marsh Stock Fund, which consists of Marsh common stock and short-term investments, a stable value fund, which includes guaranteed investment contracts ("GICs") and short-term investments, as well as four common collective trusts, which seek to deliver returns of corresponding indexes. These investments are commingled funds that are shared between the Plan and the MMA Plan. The Plan’s interest in the commingled investments is disclosed in Note 3, Interest in Master Trust.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends and investment income include capital gains paid during the period. Dividends are recorded on the ex-dividend date. Net appreciation or depreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the period.

Contributions	Contributions Employee contributions and employer matching contributions are recorded when earned.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the plan document.

Administrative Expenses
Administrative Expenses
Prior to the Alight transition, administrative expenses of the Plan were paid by the Company. Effective with the Alight transition, participants began to pay a recordkeeping fee of $1.63 per month ($19.50 annually), transaction fees of $25 for certain in-service withdrawals and distribution requests, and $50 for new loan requests. Such fees are included in the Administrative fees line in the statement of changes in net assets available for benefits.
Management fees and operating expenses charged to the Plan for investments in mutual funds and common collective trusts are deducted from income earned on a daily basis and are reflected as a reduction of investment return for such investments.The Company also pays certain investment management fees on behalf of the Plan.

Payment of Benefits
Payment of Benefits
Benefit payments to participants are recorded upon distribution. Amounts allocated to persons who have elected to take a distribution from the Plan but had not yet been paid at December 31, 2025 and 2024 were $1,184,120 and $894,572, respectively.

Excess Contributions Payable	Excess Contributions Payable The Plan is required to return contributions received during the Plan year in excess of the IRC limits.